Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 04, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 04, 2012
Prospectus Date	rr_ProspectusDate	Jul. 29, 2011
Supplement [Text Block]	gst3_SupplementTextBlock
GOLDMAN SACHS TRUST
Class A, Institutional, Service and Class IR Shares of the
Goldman Sachs Ultra-Short Duration Government Fund
(the “Fund”)
Supplement dated May 4, 2012 to the
Prospectus and Summary Prospectus dated July 29, 2011 (the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Goldman Sachs Trust has approved a change in the Fund’s name and non-fundamental policy to invest at least 80% of its net assets in particular investments (“80% Policy”). These changes will be effective at the close of business on July 27, 2012.

The Fund’s name will change to the “Goldman Sachs High Quality Floating Rate Fund.”

The Fund’s current 80% Policy requires the Fund to invest at least 80% of its net assets in U.S. Government Securities, including Mortgage-Backed Securities, and repurchase agreements collateralized by U.S. Government Securities, as defined and described fully in the Prospectuses. Effective July 27, 2012, the Fund’s 80% Policy will be revised to require the Fund to invest 80% of its assets in high quality floating rate or variable rate obligations (as defined below). The revised policy reflects a change in the Fund’s principal investments from fixed rate U.S. Government Securities to floating rate U.S. Government and non-U.S. Government obligations. The Fund’s investment objective, other investment policies (except as specified below), fees and expenses, and portfolio management team will remain the same.

The Fund’s performance benchmark will also change from the Goldman Sachs Ultra-Short Duration Government Fund Composite Index to the Bank of America Three Month U.S. Treasury Bill Index, which the investment adviser believes will be a more appropriate benchmark against which to measure the performance of the Fund given the changes in its principal investment strategy.

Accordingly, effective at the close of business on July 27, 2012, the Fund’s Prospectuses are revised as follows:

All references in the Prospectuses to the “Goldman Sachs Ultra-Short Duration Government Fund” or “Ultra-Short Duration Government Fund” are replaced with “Goldman Sachs High Quality Floating Rate Fund” and “High Quality Floating Rate Fund,” respectively.

The following replaces in its entirety the first two paragraphs under “Goldman Sachs Ultra-Short Duration Government Fund—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in high quality floating rate or variable rate obligations. The Fund considers “high quality” obligations to be (i) those rated AAA or Aaa by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, determined by the Investment Adviser to be of comparable quality, and (ii) securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), and in repurchase agreements collateralized by U.S. Government Securities. The remainder of the Fund’s Net Assets (up to 20%) may be invested in fixed rate obligations (subject to the quality requirements specified above) or other investments. The Fund also intends to invest in derivatives, including (but not limited to) Eurodollar futures and interest rate swaps, which are used primarily to manage the Fund’s duration. The Fund may invest in obligations of foreign issuers (including sovereign and agency obligations), although 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund’s investments in floating and variable rate obligations may include, without limitation: agency floating rate bonds and agency Mortgage-Backed Securities, including adjustable rate mortgages and collateralized mortgage obligation floaters; asset-backed floating rate bonds including, but not limited to, those backed by Federal Family Education Loan Program (“FFELP”) student loans and credit card receivables; other floating rate Mortgage-Backed Securities; collateralized loan obligations; corporate obligations; and overnight repurchase agreements.

The Fund’s target duration range under normal interest rate conditions is that of the Bank of America Three Month U.S. Treasury Bill Index, plus or minus 1 year (the Fund’s duration approximates its price sensitivity to changes in interest rates).

The following is inserted in the Prospectus under “Goldman Sachs Ultra-Short Duration Government Fund—Summary—Principal Risks of the Fund” and in the Summary Prospectus under “Principal Risks of the Fund”, in each case after the “Derivatives Risk” paragraph:

Foreign Risk—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among others, a slow U.S. economy, regional and global conflicts, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody.

Goldman Sachs Ultra-Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst3_SupplementTextBlock
GOLDMAN SACHS TRUST
Class A, Institutional, Service and Class IR Shares of the
Goldman Sachs Ultra-Short Duration Government Fund
(the “Fund”)
Supplement dated May 4, 2012 to the
Prospectus and Summary Prospectus dated July 29, 2011 (the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Goldman Sachs Trust has approved a change in the Fund’s name and non-fundamental policy to invest at least 80% of its net assets in particular investments (“80% Policy”). These changes will be effective at the close of business on July 27, 2012.

The Fund’s name will change to the “Goldman Sachs High Quality Floating Rate Fund.”

The Fund’s current 80% Policy requires the Fund to invest at least 80% of its net assets in U.S. Government Securities, including Mortgage-Backed Securities, and repurchase agreements collateralized by U.S. Government Securities, as defined and described fully in the Prospectuses. Effective July 27, 2012, the Fund’s 80% Policy will be revised to require the Fund to invest 80% of its assets in high quality floating rate or variable rate obligations (as defined below). The revised policy reflects a change in the Fund’s principal investments from fixed rate U.S. Government Securities to floating rate U.S. Government and non-U.S. Government obligations. The Fund’s investment objective, other investment policies (except as specified below), fees and expenses, and portfolio management team will remain the same.

The Fund’s performance benchmark will also change from the Goldman Sachs Ultra-Short Duration Government Fund Composite Index to the Bank of America Three Month U.S. Treasury Bill Index, which the investment adviser believes will be a more appropriate benchmark against which to measure the performance of the Fund given the changes in its principal investment strategy.

Accordingly, effective at the close of business on July 27, 2012, the Fund’s Prospectuses are revised as follows:

All references in the Prospectuses to the “Goldman Sachs Ultra-Short Duration Government Fund” or “Ultra-Short Duration Government Fund” are replaced with “Goldman Sachs High Quality Floating Rate Fund” and “High Quality Floating Rate Fund,” respectively.

The following replaces in its entirety the first two paragraphs under “Goldman Sachs Ultra-Short Duration Government Fund—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in high quality floating rate or variable rate obligations. The Fund considers “high quality” obligations to be (i) those rated AAA or Aaa by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, determined by the Investment Adviser to be of comparable quality, and (ii) securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), and in repurchase agreements collateralized by U.S. Government Securities. The remainder of the Fund’s Net Assets (up to 20%) may be invested in fixed rate obligations (subject to the quality requirements specified above) or other investments. The Fund also intends to invest in derivatives, including (but not limited to) Eurodollar futures and interest rate swaps, which are used primarily to manage the Fund’s duration. The Fund may invest in obligations of foreign issuers (including sovereign and agency obligations), although 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund’s investments in floating and variable rate obligations may include, without limitation: agency floating rate bonds and agency Mortgage-Backed Securities, including adjustable rate mortgages and collateralized mortgage obligation floaters; asset-backed floating rate bonds including, but not limited to, those backed by Federal Family Education Loan Program (“FFELP”) student loans and credit card receivables; other floating rate Mortgage-Backed Securities; collateralized loan obligations; corporate obligations; and overnight repurchase agreements.

The Fund’s target duration range under normal interest rate conditions is that of the Bank of America Three Month U.S. Treasury Bill Index, plus or minus 1 year (the Fund’s duration approximates its price sensitivity to changes in interest rates).

The following is inserted in the Prospectus under “Goldman Sachs Ultra-Short Duration Government Fund—Summary—Principal Risks of the Fund” and in the Summary Prospectus under “Principal Risks of the Fund”, in each case after the “Derivatives Risk” paragraph:

Foreign Risk—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among others, a slow U.S. economy, regional and global conflicts, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody.